Income Taxes (Schedule Of Income Taxes Paid) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Income taxes paid	$ 60,905	$ 62,928	$ 44,921